Insurance Contracts - Summary of Insurance Income and Expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure Of Insurance Income And Expenses
Sub-total	₩ 16,107,858	$ 13,587,396	₩ 14,386,640	₩ 12,317,182
Premium income	14,684,383		12,872,727	11,173,367
Reinsurance income	990,437		823,500	850,871
Reversal of policy reserves	599		85	993
Separate account income	286,967		216,485	216,429
Income from change in reinsurance assets	135,159		467,729	42,432
Other insurance income	10,313		6,114	33,090
Sub-total	15,551,147	$ 13,117,796	14,086,647	12,017,670
Insurance claims paid	5,777,899		5,264,829	5,046,772
Refunds of surrender value	4,032,209		3,286,150	2,870,543
Dividend expenses	14,038		11,661	9,902
Reinsurance expenses	1,163,056		1,127,304	1,018,007
Provision for policy reserves	2,761,735		2,709,903	1,547,264
Separate account expenses	112,180		113,703	139,810
Administration expenses	644,947		563,085	453,016
Amortization of deferred acquisition costs	819,154		767,633	679,279
Expenses from change in reinsurance assets	0		163	314
Claim survey expenses paid	60,234		58,873	52,123
Other insurance expenses	165,695		183,343	200,640
Net insurance income	₩ 556,711		₩ 299,993	₩ 299,512